Offerings - Offering: 1	Sep. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	5,400,000
Proposed Maximum Offering Price per Unit	2.10
Maximum Aggregate Offering Price	$ 11,340,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 986.58
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued as a result of stock splits, stock dividends or similar transactions.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of common stock is $2.10, which is the average of the high and low prices of the shares of the Company’s Common Stock on October 2, 2026 (a date withing five business days prior to filing) on the Nasdaq Global Market.

Includes up to 5,400,000 shares of the Company’s common stock, $0.0001 par value per share, that may be issued upon conversion of the Convertible Debentures to the Selling Securityholder named in the prospectus that forms a part of this registration statement on Form S-1.